SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Property, Plant and Equipment
Property, plant and equipment	$ 974,497	$ 884,963
Accumulated amortization	$ 557,335	497,789
Land Improvements | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	5 years
Land Improvements | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	15 years
Building and Improvements | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	10 years
Building and Improvements | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	32 years
Machinery, Equipment and Office Furniture | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	2 years
Machinery, Equipment and Office Furniture | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	20 years
Software costs
Property, Plant and Equipment
Property, plant and equipment	$ 5,500	6,100
Accumulated amortization	$ 4,900	$ 5,200